SHARE-BASED PAYMENTS	6 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

17.    SHARE-BASED PAYMENTS

a)Incentive payments based on options

●Share option plan for directors and senior management: plan granted up to 1,200,000 underlying ordinary share. The options have an exercise price of $4.55 and expire on October 31, 2029.
●Share Option Plan for junior management: plan granted up to 100,000 underlying ordinary shares for certain key employees. The options have an exercise price of $5.55 and expire on October 23, 2030.

Options can be exercised on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.

The fair value of the stock options at the grant date was estimated using the “Black-Scholes” model, considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

	Directors and	Junior
Factor	Sr. Management	Management
Weighted average fair value of shares	$5.42	$13.98
Exercise price	$4.55	$5.55
Weighted average expected volatility (*)	29.69%	42.18%
Dividend rate	0%	0%
Weighted average risk-free interest rate	1.66%	1.17%
Weighted average expected life	9.89 years	9.22 years
Weighted average fair value of stock options at measurement date	$2.47	$10.1

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

The Group estimates that 100% of the stock options will be exercised, taking into account historical patterns of executives maintaining their jobs and the probability of exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the weighted average amount and exercise price and the movements of the stock options of executives and directors of the Group during the six-month periods ended December 31, 2021 and 2020.

	12/31/2021		12/30/2020
	Number of	Exercise	Number of	Exercise
	options	price	options	price
At the beginning	1,166,667	$4.55	1,200,000	$4.55
Granted during the period	93,600	$5.55	—	—
Annulled during the period	—	—	—	—
Exercised during the period	(2,000)	$5.55	—	—
Expired during the period	—	—	—	—
Effective at period(*)	1,258,267	$4.62	1,200,000	$4.55

(*)Exercise price of options effective at the end of the period was calculated using weighted average.

The charge of the plans based on options recognized during the period was $0.6 million.

b)	Annual compensation - Bonus

Bonus in Cash. As well as fiscal year ended June 30, 2020, for the Bonus in Cash 2021, all the beneficiaries decided to receive the bonus in ordinary shares. The charge for the six-month period ended December 31, 2021 in consideration of the annual compensation bonus for objectives achieved in the year ended June 30, 2021 amounted to $0.1 million.

Bonus in Kind. The charge for the six-month period ended December 31, 2021 in consideration of the annual compensation bonus for objectives achieved in the year ended June 30, 2021 amounted to $0.15 million.

The number of shares that can be awarded under each bonus will be determined by using a 20-day volume weighted average price (“VWAP”) of the Company’s ordinary shares, starting with the day on which the relevant financial and operational objectives are met by the Company and the bonus is granted.

50% of bonus vests immediately if the financial and operational objectives are achieved as of such date, and the remaining 50% vests in the subsequent 12-months, upon meeting of the financial and operational objectives.